Baird Chautauqua Global Growth Fund
Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS - 96.6%	Shares	Value
Canada - 10.2%
Ground Transportation - 0.9%
Canadian Pacific Kansas City Ltd.	50,507	3,546,096
		$–
Independent Power and Renewable Electricity Producers - 2.1%
Brookfield Renewable Corp.	279,115	7,792,891
		$–
Insurance - 2.9%
Fairfax Financial Holdings Ltd.	7,556	10,920,587
		$–
Software - 4.3%
Constellation Software, Inc.	5,033	15,939,157
Total Canada		38,198,731

China - 11.5%
Biotechnology - 3.0%
BeiGene Ltd. - ADR (a)	41,392	11,265,661
		$–
Broadline Retail - 4.7%
Alibaba Group Holding Ltd. - ADR	59,601	7,881,040
Prosus NV	210,039	9,758,264
		17,639,304
Life Sciences Tools & Services - 1.5%
Wuxi Biologics Cayman, Inc. (a)(b)	1,565,586	5,475,543
		$–
Real Estate Management & Development - 2.3%
KE Holdings, Inc. - ADR	415,399	8,345,366
Total China		42,725,874

Denmark - 5.9%
Biotechnology - 1.6%
Genmab AS (a)	30,935	6,026,770
		$–
Health Care Equipment & Supplies - 1.9%
Coloplast AS - Class B	67,784	7,109,434
		$–
Pharmaceuticals - 2.4%
Novo Nordisk AS - ADR	126,952	8,815,547
Total Denmark		21,951,751

France - 3.1%
Aerospace & Defense - 3.1%
Safran SA	44,361	11,679,552

Hong Kong - 1.3%
Capital Markets - 1.3%
Hong Kong Exchanges & Clearing Ltd.	105,797	4,706,296

India - 5.6%
Banks - 3.0%
HDFC Bank Ltd. - ADR	165,148	10,972,433
		$–
IT Services - 2.6%
Tata Consultancy Services Ltd.	232,114	9,764,241
Total India		20,736,674

Indonesia - 1.9%
Banks - 1.9%
Bank Rakyat Indonesia Persero Tbk PT	30,019,890	7,256,768

Italy - 1.9%
Passenger Airlines - 1.9%
Ryanair Holdings PLC - ADR	165,808	7,025,285

Japan - 8.6%
Automobiles - 2.5%
Suzuki Motor Corp.	769,059	9,440,291
		$–
Electronic Equipment, Instruments & Components - 2.1%
Keyence Corp.	19,792	7,782,416
		$–
Machinery - 2.0%
FANUC Corp.	275,022	7,493,183
		$–
Professional Services - 2.0%
Recruit Holdings Co. Ltd.	144,948	7,509,940
Total Japan		32,225,830

Netherlands - 5.2%
Financial Services - 2.9%
Adyen NV (a)(b)	7,224	11,072,953
		$–
Semiconductors & Semiconductor Equipment - 2.3%
ASML Holding NV	12,867	8,526,060
Total Netherlands		19,599,013

Singapore - 5.6%
Banks - 2.8%
DBS Group Holdings Ltd.	298,941	10,266,031
		$–
Entertainment - 2.8%
Sea Ltd. - ADR (a)	80,725	10,533,805
Total Singapore		20,799,836

Switzerland - 1.2%
Software - 1.2%
Temenos AG	56,498	4,386,624

Taiwan, Province Of China - 1.8%
Semiconductors & Semiconductor Equipment - 1.8%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	40,186	6,670,876

United States - 32.8%(c)
Biotechnology - 4.3%
Incyte Corp. (a)	130,664	7,911,705
Regeneron Pharmaceuticals, Inc.	12,873	8,164,443
		16,076,148
Broadline Retail - 3.1%
Amazon.com, Inc. (a)	61,390	11,680,061
		$–
Capital Markets - 3.0%
Charles Schwab Corp.	140,246	10,978,457
		$–
Commercial Services & Supplies - 4.2%
Waste Connections, Inc.	79,869	15,589,630
Financial Services - 4.7%
Mastercard, Inc. - Class A	32,087	17,587,527
		$–
Interactive Media & Services - 3.2%
Alphabet, Inc. - Class A	76,779	11,873,105
		$–
Life Sciences Tools & Services - 0.5%
Illumina, Inc. (a)	25,521	2,024,836
		$–
Semiconductors & Semiconductor Equipment - 4.5%
Micron Technology, Inc.	88,429	7,683,596
NVIDIA Corp.	45,659	4,948,522
Universal Display Corp.	30,275	4,222,757
		16,854,875
Software - 2.2%
Atlassian Corp. - Class A (a)	38,148	8,095,387
		$–
Specialty Retail - 3.1%
TJX Cos., Inc.	95,916	11,682,569
Total United States		122,442,595
TOTAL COMMON STOCKS (Cost $278,463,273)		360,405,705

WARRANTS - 0.0%(d)	Contracts	Value
Canada - 0.0%(d)
Software — 0.0%(d)
Constellation Software, Inc., Expires 03/31/2040, Exercise Price $0.00 (a)(e)	5,137	0
TOTAL WARRANTS (Cost $0)		0

SHORT-TERM INVESTMENTS - 3.2%		Value
Money Market Funds - 3.2%	Shares
First American Government Obligations Fund - Class U, 4.29% (f)	11,794,762	11,794,762
TOTAL SHORT-TERM INVESTMENTS (Cost $11,794,762)		11,794,762

TOTAL INVESTMENTS - 99.8% (Cost $290,258,035)		372,200,467
Other Assets in Excess of Liabilities - 0.2%		812,351
TOTAL NET ASSETS - 100.0%		$373,012,818
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2025, the value of these securities total $16,548,496 or 4.4% of the Fund’s net assets.

(c)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(d)	Represents less than 0.05% of net assets.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of March 31, 2025.

(f)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Baird Chautauqua Global Growth Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3		Total
Investments:
Common Stocks	$240,677,399	$119,728,306	$–		$360,405,705
Warrants	–	–	–	(a)	–	(a)
Money Market Funds	11,794,762	–	–		11,794,762
Total Investments	$252,472,161	$119,728,306	$–	(a)	$372,200,467

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)	Amount is less than $0.50.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the year, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.